Notes Payable (Details) - USD ($)							1 Months Ended			2 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jul. 11, 2022	Apr. 13, 2022	Jul. 01, 2021	Feb. 11, 2021	Feb. 10, 2021	Jul. 06, 2020	Apr. 30, 2022	Feb. 28, 2022	Jan. 31, 2022	Feb. 28, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 24, 2022	Nov. 30, 2021	Oct. 31, 2021	Mar. 31, 2021	Sep. 01, 2020	Aug. 31, 2020
Notes Payable (Details) [Line Items]
Interest rate														$ 0.0375
Outstanding balance														150,000
Accrued interest														6,564
Accrued interest							$ 14,611				$ 11,574		$ 11,574
Interest paid			$ 1,162,000											0	$ 0		$ 309,867	$ 309,867		$ 50,000	$ 300,000
Installments amount														$ 1,162,000
Installments term														15 years
Outstanding balance														$ 852,133
Late fee													5.00%
Aggregate amount													$ 590,000
Financing costs		$ 3,750					10,000	$ 10,000		$ 10,000	$ 5,000		5,000
Discount issued													90,000
Net proceeds		$ 110,000								$ 815,000			$ 495,000	815,000
Cash paid to the lenders									$ 35,000					$ 40,000			7,500
Bear interest													22.00%	22.00%
Warrant purchase (in Shares)													41,666,666	41,666,666
Fair value warrants				$ 687,500									$ 162,387	$ 162,387
Stock price													$ 0.006	$ 0.006
Exercise price (in Dollars per share)											$ 0.006		$ 0.006	$ 0.006
Dividend yield (in Shares)													0	0
Debt Conversion, Converted Instrument, Amount														$ 7
Risk-free rate													1.41%	1.41%
Expected volatility				424.00%									482.00%	482.00%
Repaid back amount											$ 110,000		$ 110,000	$ 190,000
Remaining balance							$ 290,000						290,000	400,000
Amortization of debt discounts											61,075		$ 61,075	$ 196,312	0
Repaid to bank aggregate lenders								110,000	110,000
Warrant term description													The warrants have a term of 7 years from the date of grant and exercisable at an exercise price of $0.006.	The warrants have a term of 7 years from the date of grant and exercisable at an exercise price of $0.006.
Accrued Interest								$ 1,639					$ 307	$ 1,928
Interest rate		22.00%		10.00%	3.75%
Outstanding Balance													0	0	55,000
Accrued interest														8,577
Promissory note		$ 127,400	1,162,000
Convertible percentage		12.00%
Original issue discount		$ 13,650
Interest of principal amount													14,268.8
Total payback holder													$ 142,688
Conversion price percentage													75.00%
Discount rate percentage													25.00%
Amortization of debt discounts related to promissory note amount											3,718		$ 3,718
Promissory note description													During the six months ended June 30, 2022, the Company has repaid back $25,480 related to this promissory note. The outstanding balance at June 30, 2022 was $101,920 with accrued interest of $764.
GearBubble Tech [Member]
Notes Payable (Details) [Line Items]
Interest paid																	$ 309,867	$ 309,867
Installments amount			$ 1,162,000
Outstanding Balance													$ 697,200	$ 852,133
Majority owners percentage			49.00%
Promissory note amount											154,933		154,933
Commercial Borrower [Member]
Notes Payable (Details) [Line Items]
Late fee														5.00%
Aggregate amount														$ 590,000
Financing costs														5,000
Discount issued														90,000
Net proceeds														495,000
Subsequent Event [Member]
Notes Payable (Details) [Line Items]
Cash paid to the lenders									$ 35,000
Debt Conversion, Converted Instrument, Amount												$ 1,229,018
Convertible percentage	8.00%
SBA Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Loan authorization and agreement amount						$ 114,800
Working capital					$ 150,000	114,800
Installment principal amount						$ 560										$ 731
Interest rate																			$ 0.0375
Outstanding balance													114,800	114,800	114,800
Accrued interest															$ 2,101
Acquisition outstanding					$ 150,000
Accrued interest											$ 8,858		8,858	8,577
Interest accrues percentage												3.75%
Accrued Interest														6,564
Outstanding Balance													$ 150,000	$ 150,000
SBA Loan Agreement [Member] | Forecast [Member]
Notes Payable (Details) [Line Items]
Installment principal amount																$ 731